March 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Manager Funds I
 1933 Act File No.: 333-106576
 1940 Act File No.: 811-21386
 CIK No.: 0001247088

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Dreyfus Research Long/Short Equity Fund prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 35 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2017.

Please address any comments or questions to my attention at 412-236-7700.

Sincerely,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Paralegal